PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended												12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Computer equipment [Member] CNY	Dec. 31, 2013 Computer equipment [Member] CNY	Dec. 31, 2014 Furniture and office equipment [Member] CNY	Dec. 31, 2013 Furniture and office equipment [Member] CNY	Dec. 31, 2014 Leasehold improvements [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY	Dec. 31, 2014 Purchased software [Member] CNY	Dec. 31, 2013 Purchased software [Member] CNY	Dec. 31, 2014 Capitalized software development costs [Member] CNY	Dec. 31, 2013 Capitalized software development costs [Member] CNY	Dec. 31, 2012 Capitalized software development costs [Member] CNY	Dec. 31, 2014 Software development projects in progress [Member] CNY	Dec. 31, 2013 Software development projects in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					117,458,085	92,885,091	12,505,340	11,725,416	16,048,983	15,441,407	33,642,596	32,033,056	116,453,129	85,583,755		3,210,531	444,601
Less: accumulated depreciation and amortization		(186,963,027)	(150,133,556)
Property and equipment, net (note 5)	18,108,442	112,355,637	87,979,770										42,911,873	29,680,777
Depreciation expense	$ 6,664,790	41,352,354	33,177,649	26,934,818									20,375,208	15,075,396	11,530,416